Property, equipment and leasehold improvement, net - Schedule of property, equipment and leasehold improvement, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement			¥ 68,802		¥ 96,521
Less: accumulated depreciation			(2,350)		(22,021)
Property, equipment and leasehold improvement, net	$ 11,418		66,452		74,500
Depreciation expense	$ 3,015	¥ 19,671	2,379	¥ 0
Impairment charge		¥ 0	0	¥ 0
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement			30,242		32,539
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement			32,963		57,329
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement			5,571		5,657
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement			¥ 26		125
Transportation equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement					¥ 871